PROPERTY AND EQUIPMENT - Narratives (Q2) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
PROPERTY AND EQUIPMENT [Abstract]
Property and equipment, useful life			3 years
Depreciation and amortization	$ 64	$ 6	$ 123	$ 12	$ 173	$ 19